SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated July 7, 2014
to the Class A Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Henderson Global Investors (North America) Inc.	Matthew Beesley	Since 2014	Director of Global Equities
	Sanjeev Lakhani	Since 2014	Investment Analyst

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Henderson Global Investors (North America) Inc.: Henderson Global Investors (North America) Inc. ("HGINA"), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to HGINA. Matthew Beesley serves as Director of Global Equities at Henderson Global Investors Limited and has seventeen years of industry experience. Prior to joining Henderson Global Investors Limited in 2012, Mr. Beesley was a Partner and Portfolio Manager at Trinity Street Asset Management from 2008 to 2012, and a Senior Portfolio Manager and Vice President at J.P. Morgan Asset Management from 2002 to 2008. Sanjeev Lakhani serves as Investment Analyst at Henderson Global Investors Limited and has ten years of industry experience. Prior to joining Henderson Global Investors Limited in 2011, Mr. Lakhani was an Investment Analyst with Gartmore Investment Limited's Global Equities Team from 2008 to 2011.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-882 (7/14)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated July 7, 2014
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Henderson Global Investors (North America) Inc.	Matthew Beesley	Since 2014	Director of Global Equities
	Sanjeev Lakhani	Since 2014	Investment Analyst

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Henderson Global Investors (North America) Inc.: Henderson Global Investors (North America) Inc. ("HGINA"), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to HGINA. Matthew Beesley serves as Director of Global Equities at Henderson Global Investors Limited and has seventeen years of industry experience. Prior to joining Henderson Global Investors Limited in 2012, Mr. Beesley was a Partner and Portfolio Manager at Trinity Street Asset Management from 2008 to 2012, and a Senior Portfolio Manager and Vice President at J.P. Morgan Asset Management from 2002 to 2008. Sanjeev Lakhani serves as Investment Analyst at Henderson Global Investors Limited and has ten years of industry experience. Prior to joining Henderson Global Investors Limited in 2011, Mr. Lakhani was an Investment Analyst with Gartmore Investment Limited's Global Equities Team from 2008 to 2011.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-883 (7/14)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated July 7, 2014
to the Statement of Additional Information (the "SAI") dated January 31, 2014

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," in the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate order thereof:

HENDERSON GLOBAL INVESTORS (NORTH AMERICA) INC.—Henderson Global Investors (North America) Inc. ("HGINA"), located at 737 North Michigan Avenue, Suite 1700, Chicago, Illinois 60611 serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. HGINA is an investment adviser registered with the SEC. HGINA is an indirect, wholly-owned subsidiary of Henderson Group plc, a London-based public company registered on the London Stock Exchange and the Australian Securities Exchange. Henderson Group plc is the holding company of the investment management group Henderson Global Investors. Established in 1934, Henderson Global Investors is an independent global asset management firm. Henderson Global Investors conducts its U.S. investment management business through HGINA and a variety of other investment advisory affiliates, all of which are under common control with HGINA.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," the following paragraph is hereby added in the appropriate order thereof:

HGINA

Compensation. SIMC pays Henderson Global Investors North America (HGINA) a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between HGINA and SIMC. Henderson pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended April 30, 2014.

Henderson's compensation structure varies among its staff. Although not the sole factor, financial incentives are important in the retention and motivation of high quality staff. Henderson adopts a total reward approach and is designed to deliver top-quartile pay for top performance. The remuneration structure includes an appropriate mix of short- and long-term financial incentives, which tends towards longer term elements as seniority/compensation quantum and criticality to the business increases. For senior managers on the investment teams the remuneration structure will comprise of some or all of:

• A competitive base salary

• Investment Management Incentive Plan (IMIP). A short term incentive (bonus) plan based on performance over the one and three year periods; Growth based on net asset flows; Overall company performance.

• Deferred Equity Plan (DEP). A deferred award is normally awarded in the form of Henderson Group plc shares which are held in trust and are released in three equal tranches on the 1st, 2nd and 3rd anniversary of grant respectively

• Performance fees. Performance-related fees earned by the firm are shared with the individuals generating that performance in a transparent and agreed way

• Long Term Incentive Plan. Options which vest over 3 or 4 years

A range of fringe benefits are provided to staff (including private medical insurance, disability insurance and life insurance) with a view to offering an overall remuneration package which is competitive to each local market in which we operate. Additionally, Henderson runs a non-contributory defined contribution pension scheme. To ensure Henderson's total reward structure remains competitive, remuneration components are benchmarked against competitor companies by taking part in annual compensation, share and benefit surveys.

Ownership of Fund Shares. As of April 30, 2014, HGINA's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of April 30, 2014, in addition to the International Equity Fund, HGINA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Matthew Beesley	1	$147.2	3	$267.0	7		$963.0
	0	$0	0	$0	5	*	$665.1
Sanjeev Lakhani	0	$0	0	$0	7		$963.0
	0	$0	0	$0	5	*	$665.1

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

The performance fee accounts are benchmarked against MSCI EAFE. Portfolio return calculated net of tax return. Period: Calendar year, with carry forward, adjusted for cashflows

Conflicts of Interest. Henderson has a Conflicts of Interest Policy which identifies significant conflicts that are present within the business and provides the controls that are in place to reduce or mitigate the risks associated with the identified conflicts. Henderson has a number of well-established internal policies and procedures designed to ensure that conflicts of interest will be identified and properly managed, and will ensure that investors' interests are safeguarded whenever possible, in particular, with respect to the management of a client's portfolio a conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the International Equity Fund, which may have different investment guidelines and objectives. In addition to the International Equity Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the International Equity Fund as well as for any of the other managed accounts. However, the investment may not be readily available in sufficient quantity for all of the accounts to participate fully at the same time. In addition, there may be limited opportunity to sell an investment held by the International Equity Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the International Equity Fund, may track the same benchmarks or indices as the International Equity Fund tracks and may sell securities that are eligible to be held, sold or purchased by the International Equity Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. To address and manage these potential conflicts of interest, Henderson has adopted compliance policies and procedures within its Conflicts of Interest Policy to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-884 (7/14)